Note 6 - Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Liquidity [Abstract]
Liquidity [Text Block]

3.            LIQUIDITY

During 2012, 2013 and for the quarter ended March 31, 2014, the Company incurred losses from operations and experienced negative cash flows from operating activities. This is primarily attributable to the highly cyclical nature of the wind farm development and construction aspects of our business model, which is subject to risks and uncertainties surrounding project timing, financing and legislated energy policy, and the launch of maintenance services to the telecommunications industry in March 2013. The Company has worked to stabilize its operations by diversifying its business model with recurring revenue and profit streams in order to offset or minimize the fluctuations in our wind farm development and construction operating activities. Based upon current operating levels and obligations, the Company plans to achieve profitability improvement in the Company’s Energy and Telecommunications Services and Renewable Power Plant Ownership business segments that were added or expanded since October 2011, and efforts in 2013 to provide recurring profitable revenue streams from tower maintenance contract services.

During 2013 and through the first quarter of 2014, the Company augmented its current working capital through a private sale of 1,450,000 shares of Series A preferred stock of its subsidiary, Juhl Renewable Assets, which raised $1.45 million in order to replenish a portion of the approximate $2.4 million of cash funds that were previously invested into three wind farm projects from internal operations. Subsequent to March 31, 2014, Juhl Renewable Assets has raised an additional $375,000 of its Series A preferred stock. We believe that funds generated from existing contractual agreements, together with existing cash resources and expense management, will be sufficient to finance our operations and planned capital expenditures and sustain operations for the next twelve months. Our future profitability will be highly dependent on the success of our towers business, our ability to develop and construct wind projects, and to continue to improve our operating margins. If the Company is unable generate positive cash flows from the operating, investing, and financing activities discussed above, it may be required to perform other cost saving procedures. We are also planning additional capital raises through additional preferred stock and common stock sales. There can be no assurance that these capital raises will be successful.

6.            LIQUIDITY

During 2012 and 2013, the Company incurred losses from operations and experienced negative cash flows from operating activities. This is primarily attributable to the highly cyclical nature of the wind farm development and construction aspects of our business model, which is subject to risks and uncertainties surrounding project timing, financing and legislated energy policy. The Company has worked to stabilize its operations by diversifying its business model with recurring revenue and profit streams in order to offset or minimize the fluctuations in our wind farm development and construction operating activities. Based upon current operating levels and obligations, the Company plans to achieve profitability improvement in the Company’s Energy and Telecommunications Services and Renewable Power Plant Ownership business segments that were added or expanded since October 2011, and efforts in 2013 to provide recurring profitable revenue streams from tower maintenance contract services.

During 2013, the Company augmented its current working capital through a private sale of 1,400,000 shares of Series A preferred stock of its subsidiary, Juhl Renewable Assets, which raised approximately $1.4 million in order to replenish a portion of the approximate $2.4 million of cash funds that were previously invested into three wind farm projects from internal operations and is raising additional preferred stock in 2014. We believe that funds generated from existing contractual agreements, together with existing cash resources and expense management, will be sufficient to finance our operations and planned capital expenditures and sustain operations for the next twelve months. Our future profitability will be highly dependent on the success of our towers business, our ability to develop and construct wind projects, and to continue to improve our operating margins. If the Company is unable generate positive cash flows from the operating, investing, and financing activities discussed above, the Company may be required to perform other cost saving procedures. We are also planning additional capital raises through additional preferred stock and common stock sales. There can be no assurance that these capital raises will be successful.